DISCONTINUED OPERATIONS	9 Months Ended
Jun. 30, 2025
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE J – DISCONTINUED OPERATIONS

On June 27, 2025, the Company implemented a strategic restructuring and realignment of resources to focus exclusively on its Therapeutic DNA Production Services business. As part of actions undertaken, the Company implemented a workforce reduction of approximately 27% of its then current headcount and has ceased operations at ADCL.

The Company’s actions are intended to reduce its operating costs and concentrate resources on the development and commercialization of its Therapeutic DNA Production Services business. The Company expects to pay approximately three hundred thousand dollars ($300,000) in one-time charges related to the June 30, 2025, workforce reduction and ceasing of operations at ADCL, primarily for separation benefits. As a result of this restructuring, the operations and financial results of ADCL have been accounted for as discontinued operations.

The following table presents the major classes of ADCL’s results within Net loss from discontinued operations, net of tax in the condensed consolidated statement of operations:

	Three months Ended June 30,		Nine months Ended June 30,
	2025	2024	2025	2024
Clinical laboratory service revenues	$26,050	$324,730	$572,928	$992,450

Cost of clinical laboratory service revenues	301,556	322,098	795,237	$993,299

Gross profit	(275,506)	2,632	(222,309)	(849)

Selling, general and administrative	69,478	43,031	192,877	322,530
Interest (Income)	(25)	(6,608)	(3,302)	(50,982)
Other (income), net	(8,764)	—	(8,764)	—
Net loss from discontinued operations	(336,195)	(33,791)	(403,120)	(272,397)
Provision for income taxes	—	—	—	—
Net loss from discontinued operations, net of tax	$(336,195)	$(33,791)	$(403,120)	$(272,397)

Assets and liabilities of discontinued operations associated with ADCL presented in the condensed consolidated balance sheet as of June 30, 2025 and September 30, 2024 are included in the following table:

	June 30,	September 30,
	2025	2024
ASSETS
Cash and cash equivalents	$12,458	$578,732
Accounts receivable, net	12,550	33,760
Inventories	—	5,867
Prepaid expenses and other current assets	—	59,787
Total current assets of discontinued operations	25,008	678,146
Property and equipment, net	11,264	94,337
Total assets of discontinued operations	36,272	772,483

LIABILITIES
Accounts payable and accrued liabilities	124,565	56,061
Total liabilities of discontinued operations	$124,565	$56,061